Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Borrowings, current	501,763	519,069
Borrowings, non-current	80,961	54,427
Total borrowings	582,724	573,496